Variable interest entities and securitization - Non-consolidated VIEs (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities available-for-sale
Variable Interest Entity [Line Items]
Assets	$ 208	$ 214
Liabilities	0	0
Maximum loss exposure	208	214
Other
Variable Interest Entity [Line Items]
Assets	2,400	2,450
Liabilities	422	479
Maximum loss exposure	$ 2,822	$ 2,929